Significant Accounting Policies (Details) - Schedule of Revenue Disaggregated by Revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 219,786	$ 271,518	$ 322,006
Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue	48,998	119,073	181,445
Ink and consumables [Member]
Disaggregation of Revenue [Line Items]
Revenue	112,047	103,429	101,192
Service - spare parts [Member]
Disaggregation of Revenue [Line Items]
Revenue	36,855	28,619	21,936
Service contracts and software subscriptions [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 21,886	$ 20,397	$ 17,433